CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Operating activities
Net income	$ 57,442	$ 100,178	$ 185,836
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	28,337	27,794	55,602
Long-term investment impairment charge	0	3,353	3,353
Amortization of deferred charges	5,303	2,836	5,866
Amortization of seller’s credit	(996)	(977)	(1,942)
Equity in earnings of associated companies	(15,530)	(22,660)	(43,492)
Gain on sale of assets and termination of charters	(18,025)	(23,926)	(47,386)
Adjustment of derivatives to market value	(4,658)	(1,190)	(7,780)
Loss/ (gain) on repurchase of bonds	1,109	(129)	122
Interest receivable in form of notes	(1,326)	0	(1,779)
Other	(1,626)	(911)	(543)
Changes in operating assets and liabilities
Trade accounts receivable	(4,296)	(6,183)	(7,787)
Due from related parties	53,537	(28,224)	(51,623)
Other receivables	(1,738)	1,260	(1,067)
Inventories	(312)	(1,241)	(97)
Prepaid expenses and accrued income	(436)	(752)	(190)
Trade accounts payable	(1,161)	230	774
Accrued expenses	(154)	(475)	3,206
Other current liabilities	752	(825)	(4,503)
Net cash provided by operating activities	96,222	48,158	86,570
Investing activities
Repayments from investments in direct financing and sales-type leases	26,387	29,969	58,571
Additions to newbuildings	(64,019)	(55,662)	(90,612)
Purchase of vessels	0	0	(76,936)
Proceeds from sales of vessels and termination of charters	40,366	24,008	100,733
Net amounts (paid)/ received from associated companies	(126,097)	27,657	56,443
Purchase of available for sale securities	(9,668)	678	(13,890)
Net cash provided by investing activities	(133,031)	26,650	34,309
Financing activities
Shares issued, net of issuance costs	128,880	0	89,596
Repurchase of bonds	(248,109)	(1,505)	(28,096)
Proceeds from issuance of short-term and long-term debt	514,747	69,022	259,097
Repayments of short-term and long-term debt	(333,066)	(78,917)	(318,374)
Debt fees paid	(8,343)	(1,445)	(3,989)
Payments in lieu of issuing shares for exercised share options	(448)	(1,455)	(1,477)
Cash dividends paid	(36,371)	(54,635)	(152,009)
Net cash used in financing activities	17,290	(68,935)	(155,252)
Net change in cash and cash equivalents	(19,519)	5,873	(34,373)
Cash and cash equivalents at start of the period	60,542	94,915	94,915
Cash and cash equivalents at end of the period	41,023	100,788	60,542
Supplemental disclosure of cash flow information:
Interest paid, net of capitalized interest	$ 39,926	$ 45,070	$ 86,692